Property, plant and equipment - Movements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Balance at beginning of year	$ 41,148	$ 46,576
Additions (i)	5,501	4,295
Disposals	(192)	(228)
Assets retirement obligation	(57)	(568)
Depreciation, depletion and amortization	(2,626)	(2,746)
Acquisition of NLC	922
Impairment of discontinued operations	(130)	(642)
Transfers to non-current assets held for sale	(6)	(304)
Translation adjustment	(1,654)	(6,371)
Balance at end of year	41,931	41,148
Discontinued operations
Property, plant and equipment
Impairment of discontinued operations	(1,089)
Building and land
Property, plant and equipment
Balance at beginning of year	8,591	10,702
Disposals	(13)	(14)
Depreciation, depletion and amortization	(436)	(439)
Acquisition of NLC	235
Impairment of discontinued operations	(11)	(130)
Transfers to non-current assets held for sale	(2)	(66)
Translation adjustment	(412)	(1,664)
Transfers	416	202
Balance at end of year	8,137	8,591
Building and land | Discontinued operations
Property, plant and equipment
Impairment of discontinued operations	(231)
Facilities
Property, plant and equipment
Balance at beginning of year	7,591	9,604
Disposals	(32)	(92)
Depreciation, depletion and amortization	(475)	(469)
Acquisition of NLC	140
Impairment of discontinued operations	(7)	(162)
Transfers to non-current assets held for sale		(80)
Translation adjustment	(432)	(1,756)
Transfers	561	546
Balance at end of year	7,232	7,591
Facilities | Discontinued operations
Property, plant and equipment
Impairment of discontinued operations	(114)
Equipment
Property, plant and equipment
Balance at beginning of year	4,933	5,686
Disposals	(69)	(8)
Depreciation, depletion and amortization	(664)	(730)
Acquisition of NLC	102
Impairment of discontinued operations	(11)	(22)
Transfers to non-current assets held for sale	(1)	(3)
Translation adjustment	(130)	(644)
Transfers	669	654
Balance at end of year	4,743	4,933
Equipment | Discontinued operations
Property, plant and equipment
Impairment of discontinued operations	(86)
Mineral properties
Property, plant and equipment
Balance at beginning of year	8,054	8,261
Disposals	(2)	(13)
Assets retirement obligation	(57)	(568)
Depreciation, depletion and amortization	(450)	(459)
Impairment of discontinued operations	(21)	(81)
Transfers to non-current assets held for sale		(58)
Translation adjustment	(132)	(523)
Transfers	236	359
Balance at end of year	7,742	8,054
Railway equipment
Property, plant and equipment
Balance at beginning of year	2,523	3,241
Disposals	(9)	(5)
Depreciation, depletion and amortization	(166)	(186)
Acquisition of NLC	318
Translation adjustment	(167)	(759)
Transfers	152	232
Balance at end of year	2,334	2,523
Railway equipment | Discontinued operations
Property, plant and equipment
Impairment of discontinued operations	(317)
Right of use assets
Property, plant and equipment
Balance at beginning of year	1,563	1,692
Additions (i)	185	125
Depreciation, depletion and amortization	(171)	(173)
Acquisition of NLC	33
Impairment of discontinued operations	(13)
Translation adjustment	(27)	(81)
Balance at end of year	1,537	1,563
Right of use assets | Discontinued operations
Property, plant and equipment
Impairment of discontinued operations	(33)
Others
Property, plant and equipment
Balance at beginning of year	2,495	3,012
Disposals	(4)	(8)
Depreciation, depletion and amortization	(264)	(290)
Acquisition of NLC	2
Impairment of discontinued operations	(7)	(79)
Transfers to non-current assets held for sale		(1)
Translation adjustment	(99)	(392)
Transfers	365	253
Balance at end of year	2,484	2,495
Others | Discontinued operations
Property, plant and equipment
Impairment of discontinued operations	(4)
Constructions in progress
Property, plant and equipment
Balance at beginning of year	5,398	4,378
Additions (i)	5,316	4,170
Disposals	(63)	(88)
Acquisition of NLC	92
Impairment of discontinued operations	(60)	(168)
Transfers to non-current assets held for sale	(3)	(96)
Translation adjustment	(255)	(552)
Transfers	(2,399)	(2,246)
Balance at end of year	7,722	5,398
Constructions in progress | Discontinued operations
Property, plant and equipment
Impairment of discontinued operations	(304)
Gross carrying amount
Property, plant and equipment
Balance at beginning of year	71,687
Balance at end of year	73,226	71,687
Gross carrying amount | Building and land
Property, plant and equipment
Balance at beginning of year	15,135
Balance at end of year	14,937	15,135
Gross carrying amount | Facilities
Property, plant and equipment
Balance at beginning of year	11,690
Balance at end of year	11,560	11,690
Gross carrying amount | Equipment
Property, plant and equipment
Balance at beginning of year	10,680
Balance at end of year	10,770	10,680
Gross carrying amount | Mineral properties
Property, plant and equipment
Balance at beginning of year	17,072
Balance at end of year	17,036	17,072
Gross carrying amount | Railway equipment
Property, plant and equipment
Balance at beginning of year	3,853
Balance at end of year	3,717	3,853
Gross carrying amount | Right of use assets
Property, plant and equipment
Balance at beginning of year	1,966
Balance at end of year	2,014	1,966
Gross carrying amount | Others
Property, plant and equipment
Balance at beginning of year	5,893
Balance at end of year	5,470	5,893
Gross carrying amount | Constructions in progress
Property, plant and equipment
Balance at beginning of year	5,398
Balance at end of year	7,722	5,398
Accumulated amortization
Property, plant and equipment
Balance at beginning of year	(30,539)
Balance at end of year	(31,295)	(30,539)
Accumulated amortization | Building and land
Property, plant and equipment
Balance at beginning of year	(6,544)
Balance at end of year	(6,800)	(6,544)
Accumulated amortization | Facilities
Property, plant and equipment
Balance at beginning of year	(4,099)
Balance at end of year	(4,328)	(4,099)
Accumulated amortization | Equipment
Property, plant and equipment
Balance at beginning of year	(5,747)
Balance at end of year	(6,027)	(5,747)
Accumulated amortization | Mineral properties
Property, plant and equipment
Balance at beginning of year	(9,018)
Balance at end of year	(9,294)	(9,018)
Accumulated amortization | Railway equipment
Property, plant and equipment
Balance at beginning of year	(1,330)
Balance at end of year	(1,383)	(1,330)
Accumulated amortization | Right of use assets
Property, plant and equipment
Balance at beginning of year	(403)
Balance at end of year	(477)	(403)
Accumulated amortization | Others
Property, plant and equipment
Balance at beginning of year	(3,398)
Balance at end of year	$ (2,986)	$ (3,398)